UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-Q


QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-21473
                                   811-21518

Name of Fund:  Merrill Lynch Inflation Protected Fund
               Master Inflation Protected Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief
     Executive Officer, Merrill Lynch Inflation Protected Fund and Master Inflation Protected Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 11/30/05

Date of reporting period: 12/01/04 - 2/28/05

Item 1 - Schedule of Investments


Merrill Lynch Inflation Protected Fund

Schedule of Investments as of February 28, 2005

                      Beneficial Interest    Mutual Funds                                                         Value
                           $   91,348,893    Master Inflation Protected Trust                               $    94,983,172

                                             Total Mutual Funds (Cost - $93,744,623) - 100.0%                    94,983,172

Total Investments (Cost - $93,744,623) - 100.0%                                                                  94,983,172
Liabilities in Excess of Other Assets - (0.0%)                                                                     (39,303)
                                                                                                            ---------------
Net Assets - 100.0%                                                                                         $    94,943,869
                                                                                                            ===============


Master Inflation Protected Trust

Schedule of Investments as of February 28, 2005

                          Face
Industry#               Amount   Corporate Bonds                                                                      Value
Finance - 2.3%     $ 2,500,000   SLM Corp., 4.09% due 4/01/2009 (b)                                         $     2,475,725

                                 Total Investments in Corporate Bonds (Cost - $2,500,000) - 2.3%                  2,475,725


                                 U.S. Government Obligations

                                 U.S. Treasury Inflation Indexed Bonds & Notes:
                    12,012,800       3.375% due 1/15/2007 (Tennessee Valley Authority)                           12,605,992
                     4,712,320       3.625% due 1/15/2008                                                         5,085,074
                     4,874,184       3.875% due 1/15/2009                                                         5,404,251
                     2,828,100       4.25% due 1/15/2010                                                          3,241,710
                     4,374,160       3.50% due 1/15/2011                                                          4,921,101
                     8,997,590       3% due 7/15/2012                                                             9,964,480
                    12,020,616       1.875% due 7/15/2013                                                        12,303,762
                     9,991,388       2% due 1/15/2014                                                            10,302,450
                     2,019,400       2% due 7/15/2014                                                             2,077,536
                     2,524,250       2.375% due 1/15/2025                                                         2,699,567
                    13,826,578       3.625% due 4/15/2028                                                        18,108,503
                     7,988,406       3.875% due 4/15/2029                                                        10,950,978
                     3,216,750       3.375% due 4/15/2032                                                         4,250,256

                                 Total Investments in U.S. Government Obligations
                                 (Cost - $100,641,499) - 93.0%                                                  101,915,660


                    Beneficial
                      Interest   Short-Term Securities
                  $  4,649,493   Merrill Lynch Liquidity Series, LLC Cash Sweep Series I (a)                      4,649,493

                                 Total Investments in Short-Term Securities (Cost - $4,649,493) - 4.2%            4,649,493


                     Number of
                     Contracts   Options Purchased
Call Options                7+   London InterBank Offered Rate (LIBOR) Linked Floor, expiring April 2005
Purchased - 0.0%                 at USD .015, Broker JPMorgan Chase Bank                                                 70

                                 Total Options Purchased (Premiums Paid - $4,200) - 0.0%                                 70

                                 Total Investments  (Cost - $107,795,192) - 99.5%                               109,040,948



                                 Options Written
Call Options               20+   Consumer Price Index (CPI) Linked Floor, expiring April 2009 at USD 1,
Written - 0.2%                   Broker Morgan Stanley Capital Services, Inc.                                      (32,000)
                            5+   Swaption, expiring January 2015 at USD 5.14, Broker Deutsche Bank AG,
                                 London (c)                                                                       (162,940)

Put Options                 5+   Swaption, expiring January 2015 at USD  5.14, Broker Deutsche Bank AG,
Written - 0.1%                   London (c)                                                                       (162,940)

                                 Total Options Written (Premiums Received - $384,000) - (0.3%)                    (357,880)

                  Total Investments, Net of Options Written (Cost - $107,411,192*) - 99.2%                      108,683,068
                  Other Assets Less Liabilities - 0.8%                                                              875,661
                                                                                                            ---------------
                  Net Assets - 100.0%                                                                       $   109,558,729
                                                                                                            ===============

  # For Trust compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by
    Trust management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

  + One contract represents a notional amount of $1,000,000.

  * The cost and unrealized appreciation (depreciation) of investments as of February 28, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                      $   107,411,192
                                                        ===============
    Gross unrealized appreciation                       $     1,606,099
    Gross unrealized depreciation                             (334,223)
                                                        ---------------
    Net unrealized appreciation                         $     1,271,876
                                                        ===============

(a) Investments in companies considered to be an affiliate of the Trust (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940)
    were as follows:

                                                              Interest/
                                                              Dividend
     Affiliate                               Net Activity      Income

     Merrill Lynch Liquidity Series,
       LLC Cash Sweep Series I              $  1,350,925     $   14,803
     Merrill Lynch Premier Institutional
        Fund                                 (5,240,625)     $      665

(b) Floating rate note.

(c) This European style swaption, which can be exercised only on the expiration date, represents a standby commitment whereby the writer of the option is obligated to enter into a predetermined interest rate swap contract upon exercise of swaption.

    Swaps outstanding as of February 28, 2005 were as follows:

                                                             Unrealized
                                          Notional         Appreciation
                                           Amount        (Depreciation)

    Sold credit default protection
    on Time Warner Inc.
    and receive .50%

    Broker, Morgan Stanley
    Capital Services, Inc.
    Expires June 2007                  $   2,000,000        $    17,146

    Sold credit default protection
    on Wyeth and receive .67%

    Broker, Lehman Brothers
    Special Finance
    Expires June 2009                  $   2,000,000             38,866

    Sold credit default protection
    on Sprint Capital Corp.
    and receive .93%

    Broker, JPMorgan Chase Bank
    Expires June 2009                  $   2,000,000             48,124

    Sold credit default protection
    on CDX and receive .60%

    Broker, JPMorgan Chase Bank
    Expires September 2009             $   3,000,000             28,437

    Sold credit default protection
    on FNMA
    and receive .18%

    Broker, Lehman Brothers
    Special Finance
    Expires March 2010                 $   5,000,000            (1,375)

    Sold credit default protection
    on WFS Financial Owner Trust
    and receive .41%

    Broker, Morgan Stanley
    Capital Services, Inc.
    Expires December 2010              $   2,768,000              2,109

    Sold credit default protection
    on Holmes Financing Plc
    and receive .55%

    Broker, Deutsche Bank AG, London
    Expires July 2040                  $   3,000,000              (846)

    Sold credit default protection
    on Permanent Financing Plc
    and receive .55%

    Broker, Deutsche Bank AG, London
    Expires June 2042                  $   3,000,000            (2,541)


    Sold credit default protection
    on Granite Mortgages Plc
    and receive .45%

    Broker, Deutsche Bank AG, London
    Expires June 2044                  $   3,000,000            (2,664)
                                                            -----------
    Total                                                   $   127,256
                                                            ===========


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Inflation Protected Fund and
Master Inflation Protected Trust


By:    /s/Robert C. Doll, Jr.
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Inflation Protected Fund and
       Master Inflation Protected Trust


Date: April 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/Robert C. Doll, Jr.
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Inflation Protected Fund and
       Master Inflation Protected Trust


Date: April 22, 2005


By:    /s/ Donald C. Burke
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch Inflation Protected Fund and
       Master Inflation Protected Trust


Date: April 22, 2005